EQUITY INVESTMENTS (TABLES)	12 Months Ended
Dec. 31, 2012
EQUITY INVESTMENTS
Schedule of changes in equity investments

        The following sets forth the changes in the Group's equity investments:

	Xiamen	Xian	Fund Management Partnership	Total
Balance as of December 31, 2010	-	276	5,934	6,210
Investments	-	-	1,890	1,890
Share of associates' income (losses)	-	(82)	2,577	2,495

Balance as of December 31, 2011	-	194	10,401	10,595

Investments	-	-	-	-
Share of associates' (losses) income	-	(39)	2,585	2,546

Balance as of December 31, 2012	-	155	12,986	13,141